STOCKHOLDERS' DEFICIT (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Equity [Abstract]
Options outstanding, beginning balance	1,535,000	1,170,000
Options issued	360,000	365,000
Options exercised
Options forfeited			(110,000)
Options outstanding, ending balance	1,895,000	1,535,000	1,170,000
Weighted average exercise price, options outstanding, beginning balance	$ 1.10	$ 1.10
Weighted average exercise price, options issued	1.00	1.00
Weighted average exercise price, options exercised
Weighted average exercise price, options forfeited
Weighted average exercise price, options outstanding, ending balance	$ 1.06	$ 1.10	$ 1.10
Weighted average remaining contractural life, outstanding	2 years 11 months 1 day	3 years 6 months 18 days	4 years 3 months 7 days
Weighted average remaining contractural life, issued	4 years 5 months 16 days	4 years 5 months 16 days